CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING	12 Months Ended
Dec. 31, 2024
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING [Abstract]
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING
5	CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING

a)	We present below the composition of cash collateral, reverse repurchase agreements and securities borrowing:

	2024	2023
	S/(000)	S/(000)

Cash collateral on repurchase agreements and security lendings (i)	362,723	607,639
Reverse repurchase agreement and security borrowings (ii)	670,454	719,722
Receivables for short sales	–	83,286
Total	1,033,177	1,410,647

(i)
As of December 31, 2024, the balance mainly comprises cash guarantees in U.S. Dollar and Bolivianos. Cash guarantees were delivered to the Central Bank of Bolivia, received in Bolivianos and U.S. Dollar for the equivalent of S/343.6 million (S/590.7 million, as of December 31, 2023).

The guarantee fund granted accrues interest at an average annual effective rate based on market rates. The liability related to this transaction is presented in “Accounts payable under repurchase agreements and securities lending” in the consolidated statement of financial position, see paragraph (c) below.

(ii)
Credicorp, through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

		2024						2023
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Instruments issued by the Colombian Government	Colombian peso	8.09	174,598	274,114	154,743	603,455	594,096	6.09	–	603,441	82,075	685,516	687,878
Other instruments	Several	2.64	34,065	9,562	23,372	66,999	66,993	0.96	6,722	25,585	1,899	34,206	34,223
			208,663	283,676	178,115	670,454	661,089		6,722	629,026	83,974	719,722	722,101

b)
Credicorp, through its subsidiaries, obtains financing through “Payables from repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		2024						2023
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debt instruments, cash and credit portfolio (c)		–	281,977	–	7,547,457	7,829,434	8,155,962	–	–	9,582	8,596,559	8,606,141	9,268,346
Instruments issued by the Colombian Government	Colombian Pesos	4.68	127,103	721,207	–	848,310	848,310	6.22	–	1,410,328	–	1,410,328	1,408,486
Instruments issued by the Chilean Government	Chilean pesos	0.46	83,375	–	–	83,375	83,398	0.75	57,066	–	–	57,066	57,095
Other instruments		5.11	46,843	4,976	247,772	299,591	299,603	6.91	41,056	53,836	–	94,892	94,659
			539,298	726,183	7,795,229	9,060,710	9,387,273		98,122	1,473,746	8,596,559	10,168,427	10,828,586

c)	As of December 31, 2024, and 2023, the Group has repurchased agreements secured with: (i) cash, see Note 4(a) and (ii) investments, see Note 6(b). This item consists of the following:

		2024			2023
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)
BCRP	Sol	January 2025 / September 2025	6,115,254	Investments	January 2024 / September 2025	5,436,564	Investments and credit portfolio
BCRP - Reactiva Perú (*)	Sol	May 2025 / December 2025	459,775	Loans guaranteed by National Government	May 2024 / December 2025	1,779,934	Loans guaranteed by National Government
Banco Central de Bolivia	Boliviano	March 2026	343,571	Cash	December 2024 / March 2025	590,715	Cash
Banco de la República de Colombia	Colombian Peso	January 2025	281,837	Cash	December 2024 / March 2025	9,569	Cash
Natixis S.A.	Sol	August 2028	270,000	Investments	August 2028	270,000	Investments
Citigroup Global Markets Limited	U.S. Dollar	August 2026	169,380	Investments	August 2026	166,905	Investments
Natixis S.A.	U.S. Dollar	August 2026	94,100	Investments	August 2026	92,725	Investments
BCRP - Reactiva Perú Especial (*)	Sol	October 2025 / December 2025	19,212	Loans guaranteed by National Government	June 2024 / December 2025	133,309	Loans guaranteed by National Government
Barclays Bank PLC	Sol	August 2028	9,090	Investments	−	–	−
Accrued interest			67,215			126,420
			7,829,434			8,606,141

(*)   Throug Repo Operations, BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.50 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 31, 2024, the Bank and its Subsidiaries maintained repurchase agreements guaranteed for Reactiva program credits S/533.1 million (S/2,128.3 million, as of December 31, 2023).
As of December 31, 2024, said operations accrue interest at fixed and variable rates between 0.5 percent and 9.5 percent and daily SOFR between 7.02 percent and 7.24 percent, respectively (between 0.5 percent and 13.0 percent and daily SOFR between 7.42 percent and 7.64 percent, respectively, as of December 31, 2023).